Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment Net [Abstract]
Depreciation expenses	$ 1,652	$ 1,241	$ 1,506